Other equity instruments (Narrative) (Details) - GBP (£) £ in Millions, shares in Millions	Apr. 01, 2018	Jun. 30, 2018		Dec. 31, 2017		Jun. 30, 2017		Dec. 31, 2016
Equity		£ 48,192	[1]	£ 65,734	[2]	£ 66,167		£ 70,955
Other equity instruments [member]
Equity		£ 6,912	[3]	£ 8,982	[3]	£ 7,736	[3]	£ 6,486
Other equity instruments [member] | UK Banking Businesses [member] | BBUKPLC [member] | At one securities [Member]
Increase (decrease) in number of ordinary shares issued	(2,070)

[1]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[2]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[3]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41